Related Parties and Others (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties

(b)
Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)	2019
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
INVENIA Co., Ltd.(*1)	~~W~~	—	180	1,024	45,580	—	297
AVATEC Co., Ltd.		2,639	265	—	—	73,323	891
Paju Electric Glass Co., Ltd.		—	6,057	342,958	—	—	4,416
WooRee E&L Co., Ltd.		—	—	6,441	—	—	5
YAS Co., Ltd.		—	1,000	6,764	102,316	—	3,655
Material Science Co., Ltd.		—	—	59	—	—	313

	~~W~~	2,639	7,502	357,246	147,896	73,323	9,577

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	947,409	—	13,240	815,629	—	153,212
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	87,116	—	—	—	—	194
LG Electronics Vietnam Haiphong Co., Ltd.		277,743	—	—	3,019	—	924
LG Electronics Nanjing New Technology Co., Ltd.		297,033	—	—	31	—	486
LG Electronics RUS, LLC		100,894	—	—	—	—	1,972

(In millions of won)	2019
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	~~W~~	145,546	—	—	—	—	289
LG Innotek Co., Ltd.		7,572	—	53,886	—	—	79,162
Qingdao LG Inspur Digital Communication Co., Ltd.		22,563	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		41,858	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		114,520	—	—	—	—	85
LG Electronics Mlawa Sp. z o.o.		618,715	—	—	—	—	1,967
LG Hitachi Water Solutions Co., Ltd.(*2)		—	—	—	79,986	—	—
LG Electronics Reynosa, S.A. DE C.V.		722,194	—	—	—	—	1,155
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	444	14,527	—	88
HiEntech Co., Ltd.(*2)		47	—	—	7,264	—	21,576
HiEntech (Tianjin) Co., Ltd.(*2)		—	—	—	32,335	—	15,423
LG Electronics Egypt S.A.E.		97,359	—	—	—	—	241
LG Electronics Alabama Inc.		12,869	—	—	—	—	—
LG Electronics Japan, Inc.		—	—	—	14	—	6,236
P.T. LG Electronics Indonesia		11,200	—	—	—	—	176
Others		12,564	—	—	33	—	6,996

	~~W~~	2,569,793	—	54,330	137,209	—	136,970

	~~W~~	3,519,841	7,502	424,816	1,100,734	73,323	299,759

(*1)	Represents transactions occurred prior to the Group’s disposal of the entire investments
(*2)	Represents transactions occurred prior to LG Electronics Inc.’s disposal of the entire investments.

	2020
	Sales and others			Purchase and others
(In millions of won)			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
AVATEC Co., Ltd.	~~W~~	22	200	80	—	74,070	1,112
Paju Electric Glass Co., Ltd.		—	7,739	299,737	—	—	2,862
WooRee E&L Co., Ltd.		—	—	13,857	—	—	35
YAS Co., Ltd.		—	300	6,648	22,603	—	3,790
Material Science Co., Ltd.		—	—	93	—	—	—

	~~W~~	22	8,239	320,415	22,603	74,070	7,799

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	647,329	—	19,810	233,504	—	141,191
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	53,441	—	—	—	—	173
LG Electronics Vietnam Haiphong Co., Ltd.		332,977	—	—	—	—	1,138
LG Electronics Nanjing New Technology Co., Ltd.		439,674	—	—	—	—	1,333
LG Electronics RUS, LLC		95,465	—	—	—	—	303

	2020
				Purchase and others
( In millions of won )	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	~~W~~	111,710	—	—	—	—	230
LG Innotek Co., Ltd.		5,321	—	25,012	—	—	76,530
Qingdao LG Inspur Digital Communication Co., Ltd.		7,298	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		145,032	—	—	—	—	52
LG Electronics Mlawa Sp. z o.o.		729,135	—	—	—	—	1,188
LG Electronics Reynosa, S.A. DE C.V.		780,710	—	—	—	—	1,044
LG Electronics Egypt S.A.E.		69,853	—	—	—	—	375
LG Electronics Japan, Inc.		—	—	—	33	—	5,635
P.T. LG Electronics Indonesia		157,820	—	—	—	—	164
Others		5,030	—	229	—	—	7,632

	~~W~~	2,933,466	—	25,241	33	—	95,797

	~~W~~	3,580,817	8,239	365,466	256,140	74,070	244,787

	2021
	Sales and others			Purchase and others
( In millions of won )			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
AVATEC Co., Ltd.	~~W~~	—	200	713	—	72,156	1,485
Paju Electric Glass Co., Ltd.		—	3,668	365,400	—	—	2,734
WooRee E&L Co., Ltd.		—	—	13,541	—	—	79
YAS Co., Ltd.		—	200	10,337	54,071	—	9,824
Cynora GmbH		—	—	10	—	—	—
Material Science Co., Ltd.		—	—	187	—	—	—

	~~W~~	—	4,068	390,188	54,071	72,156	14,122

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	270,396	—	19,805	395,654	—	130,924
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	97,475	—	—	—	—	418
LG Electronics Vietnam Haiphong Co., Ltd.		414,806	—	—	607	—	1,445
LG Electronics Nanjing New Technology Co., Ltd.		449,390	—	—	—	—	1,263
LG Electronics RUS, LLC		98,812	—	—	—	—	1,141

	2021
	Sales and others			Purchase and others
( In millions of won )			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics do Brasil Ltda.	~~W~~	154,565	—	—	—	—	543
LG Innotek Co., Ltd.		3,753	—	26,874	451	—	85,471
HI-M Solutek Co., Ltd		—	—	44	—	—	5,662
LG Electronics Mexicalli, S.A. DE C.V.		269,305	—	—	—	—	89
LG Electronics Mlawa Sp. z o.o.		1,254,164	—	—	—	—	577
LG Electronics Reynosa, S.A. DE C.V.		1,256,107	—	—	—	—	1,011
LG Electronics Egypt S.A.E.		106,469	—	—	—	—	159
LG Electronics Japan, Inc.		—	—	—	10	—	5,334
P.T. LG Electronics Indonesia		537,944	—	—	—	—	574
LG Electronics Taiwan Taipei Co., Ltd.		5,046	—	—	—	—	659
LG Electronics Nanjing Vehicle Components Co.,Ltd.		2,009	—	—	—	—	—
LG Technology Ventures LLC		—	—	—	—	—	4,411
Others		5	—	739	602	—	968

	~~W~~	4,649,850	—	27,657	1,670	—	109,725

	~~W~~	4,920,246	4,068	437,650	451,395	72,156	254,771

(c)	Trade accounts and notes receivable and payable as of December 31, 2020 and 2021 are as follows:

	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
(In millions of won)	December 31, 2020		December 31, 2021	December 31, 2020	December 31, 2021
Associates
AVATEC Co., Ltd.		—	3	2,714	2,748
Paju Electric Glass Co., Ltd.		—	—	84,095	79,302
WooRee E&L Co., Ltd.		—	878	3,637	2,915
YAS Co., Ltd.		—	—	18,126	20,116
Material Science Co., Ltd.		—	—	—	99

	~~W~~	—	881	108,572	105,180

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	94,193	67,629	88,629	105,918
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics Vietnam Haiphong Co., Ltd.		36,417	52,327	16	252
LG Electronics Nanjing New Technology Co., Ltd.		88,075	102,691	83	155
LG Electronics RUS, LLC		10,295	13,276	—	—
LG Electronics do Brasil Ltda.		7,481	5,910	14	—
LG Innotek Co., Ltd.		227	767	31,309	40,135
LG Electronics Mexicali, S.A. DE C.V.		20,969	17,795	15	—

	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
(In millions of won)	December 31, 2020		December 31, 2021	December 31, 2020	December 31, 2021
LG Electronics Mlawa Sp. z o.o.	~~W~~	89,481	218,206	10	22
LG Electronics Reynosa, S.A. DE C.V.		70,555	177,298	50	10
LG Electronics Egypt S.A.E.		13,359	19,489	—	—
P.T. LG Electronics Indonesia		48,677	73,732	—	32
HI-M Solutek Co., Ltd.		—	—	582	2,397
LG Electronics India Pvt. Ltd.		3,697	7,319	—	111
LG Electronics Japan, Inc.		—	—	466	471
LG Electronics Taiwan Taipei Co., Ltd.		337	2,046	35	53
LG Electronics Nanjing Vehicle Components Co., Ltd.		457	143	—	—
LG Technology Ventures LLC		—	—	11	33
Others		10	24	968	1,491

	~~W~~	390,037	691,023	33,559	45,162

	~~W~~	484,230	759,533	230,760	256,260

Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties

(d)
Details of significant financing transactions such as granting and collecting loans, which occurred in the normal course of business with related parties for the year ended December 31, 2021 are as follows.

(In millions of won)
	2021
Associates	Loans		Collection of loans
WooRee E&L Co., Ltd.	~~W~~	878	—
There were no significant financing transactions with related parties for the years ended December 31, 2019 and 2020.

Compensation Costs of Key Management
Compensation costs of key management for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Short-term benefits	~~W~~	2,664	2,233	3,747
Expenses related to the defined benefit plan		553	346	366

	~~W~~	3,217	2,579	4,113

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.